EARNINGS PER SHARE (Details) - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Numerator:
Net income attributable to Hexixndai's shareholders		$ 65,481,973	$ 8,570,864	$ 3,538,407
Denominator:
Weighted average number of shares outstanding*-basic	[1]	44,977,780	42,331,200	42,080,000
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method		2,678,483
Weighted average number of shares outstanding*-diluted	[1]	47,656,263	42,331,200	42,080,000
Earnings per common share*-basic (in dollars per share)	[1]	$ 1.46	$ 0.20	$ 0.08
Earnings per common share*-diluted (in dollars per share)	[1]	$ 1.37	$ 0.20	$ 0.08

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance. See Note 15.